Debt (Total LTD) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Nov. 15, 2022	Aug. 05, 2022	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Commercial paper	$ 805	$ 594			$ 140	$ 111
Finance leases	10				10
Equipment loans and other	779				770
Total debt, gross	16,408				13,439
Net unamortized discount and debt issuance costs	(979)				(954)
Total debt	15,429				12,485
Less: Current portion of long-term debt	1,057				508
Total long-term debt	14,372				11,977
Notes and debentures [Member]
Debt Instrument [Line Items]
Total debt, gross	$ 14,814				12,519
Canadian National series, 2.25% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.25%	2.25%	2.25%
Term of issuance	10 years
Maturity	Nov. 15, 2022
Total debt, gross	$ 0	$ 0			316	0
Canadian National series, 7.63% 30-year debentures [Member]
Debt Instrument [Line Items]
Interest rate	7.63%	7.63%
Term of issuance	30 years
Maturity	May 15, 2023
Total debt, gross	$ 203	$ 150			190	150
Canadian National series, 2.95% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.95%	2.95%
Term of issuance	10 years
Maturity	Nov. 21, 2024
Total debt, gross	$ 474	$ 350			442	350
Canadian National series, 2.80% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.80%	2.80%
Term of issuance	10 years
Maturity	Sep. 22, 2025
Total debt, gross	$ 350				350
Canadian National series, 2.75% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.75%	2.75%
Term of issuance	10 years
Maturity	Mar. 01, 2026
Total debt, gross	$ 678	$ 500			632	500
Canadian National series, 6.90% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	6.90%	6.90%
Term of issuance	30 years
Maturity	Jul. 15, 2028
Total debt, gross	$ 644	$ 475			600	475
Canadian National series, 3.20% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.20%	3.20%
Term of issuance	10 years
Maturity	Jul. 31, 2028
Total debt, gross	$ 350				350
Canadian National series, 3.00% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.00%	3.00%
Term of issuance	10 years
Maturity	Feb. 08, 2029
Total debt, gross	$ 350				350
Canadian National series, 7.38% 30-year debentures [Member]
Debt Instrument [Line Items]
Interest rate	7.38%	7.38%
Term of issuance	30 years
Maturity	Oct. 15, 2031
Total debt, gross	$ 271	$ 200			253	200
Canadian National series, 3.85% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.85%	3.85%		3.85%
Term of issuance	10 years
Maturity	Aug. 05, 2032
Total debt, gross	$ 1,084	$ 800			0	800
Canadian National series, 6.25% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	6.25%	6.25%
Term of issuance	30 years
Maturity	Aug. 01, 2034
Total debt, gross	$ 678	$ 500			632	500
Canadian National series, 6.20% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	6.20%	6.20%
Term of issuance	30 years
Maturity	Jun. 01, 2036
Total debt, gross	$ 610	$ 450			569	450
Canadian National series, 6.71% Puttable Reset Securities PURS [Member]
Debt Instrument [Line Items]
Interest rate	6.71%	6.71%
Maturity	Jul. 15, 2036
Total debt, gross	$ 339	$ 250			316	250
Canadian National series, 6.38% 30-year debentures [Member]
Debt Instrument [Line Items]
Interest rate	6.38%	6.38%
Term of issuance	30 years
Maturity	Nov. 15, 2037
Total debt, gross	$ 407	$ 300			379	300
Canadian National series, 3.50% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.50%	3.50%
Term of issuance	30 years
Maturity	Nov. 15, 2042
Total debt, gross	$ 339	$ 250			316	250
Canadian National series, 4.50% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.50%	4.50%
Term of issuance	30 years
Maturity	Nov. 07, 2043
Total debt, gross	$ 339	$ 250			316	250
Canadian National series, 3.95% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.95%	3.95%
Term of issuance	30 years
Maturity	Sep. 22, 2045
Total debt, gross	$ 400				400
Canadian National series, 3.20% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.20%	3.20%
Term of issuance	30 years
Maturity	Aug. 02, 2046
Total debt, gross	$ 881	$ 650			821	650
Canadian National series, 3.60% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.60%	3.60%
Term of issuance	30 years
Maturity	Aug. 01, 2047
Total debt, gross	$ 500				500
Canadian National series, 3.65% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.65%	3.65%
Term of issuance	30 years
Maturity	Feb. 03, 2048
Total debt, gross	$ 813	$ 600			758	600
Canadian National series, 3.60% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.60%	3.60%
Term of issuance	30 years
Maturity	Jul. 31, 2048
Total debt, gross	$ 450				450
Canadian National series, 4.45% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.45%	4.45%
Term of issuance	30 years
Maturity	Jan. 20, 2049
Total debt, gross	$ 881	$ 650			821	650
Canadian National series, 3.60% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.60%	3.60%
Term of issuance	30 years
Maturity	Feb. 08, 2049
Total debt, gross	$ 450				450
Canadian National series, 3.05% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.05%	3.05%
Term of issuance	30 years
Maturity	Feb. 08, 2050
Total debt, gross	$ 450				450
Canadian National series, 2.45% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.45%	2.45%
Term of issuance	30 years
Maturity	May 01, 2050
Total debt, gross	$ 813	$ 600			758	600
Canadian National series, 4.40% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.40%	4.40%		4.40%
Term of issuance	30 years
Maturity	Aug. 05, 2052
Total debt, gross	$ 949	$ 700			0	700
Canadian National series, 4.00% 50-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.00%	4.00%
Term of issuance	50 years
Maturity	Sep. 22, 2065
Total debt, gross	$ 100				100
llinois Central series, 7.70% 100-year debentures [Member]
Debt Instrument [Line Items]
Interest rate	7.70%	7.70%
Term of issuance	100 years
Maturity	Sep. 15, 2096
Total debt, gross	$ 169	$ 125			158	$ 125
BC Rail series, non-interest bearing 90-year subordinated notes [Member]
Debt Instrument [Line Items]
Term of issuance	90 years
Maturity	Jul. 14, 2094
Total debt, gross	$ 842				842
Net unamortized discount and debt issuance costs	(827)				(828)
LTD other disclosures
Discounted debt	$ 15				$ 14
Imputed interest rate	5.75%	5.75%			5.75%	5.75%
Equipment Loan [Member]
Debt Instrument [Line Items]
Equipment loans and other	$ 734				$ 723
Other Equipment Loan [Member]
Debt Instrument [Line Items]
Equipment loans and other	$ 45				$ 47
LTD other disclosures
Weighted average interest rate	2.12%	2.12%			2.12%	2.12%